Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of Income before Income Tax, Domestic and Foreign

For the years ended December 31, 2021 and 2020, the amount of loss before taxes was:

(In thousands)	2021	2020
U.S. income (loss) before taxes	$(94,330)	$(31,674)
Foreign income (loss) before taxes	—	—
Total income (loss) before taxes	$(94,330)	$(31,674)

Schedule of Effective Income Tax Rate Reconciliation	The reconciliation of tax expense at the U.S. Federal Statutory tax rate versus the recorded income tax expense is as follows for the years ended December 31, 2021 and 2020:

(In thousands)	2021	2020
U.S. federal statutory rate	$(19,809)	$(6,650)
State income tax, net of federal benefit	(2,353)	(1,142)
Loss on earn-out	6,573	—
Permanent items	720	78
Other prior year adjustments	453	(99)
Rate adjustment	(44)	(13)
Valuation allowance	14,461	7,826
Total income tax expense (benefit)	$1	$—

Schedule of Deferred Tax Assets and Liabilities	The principal components of the Company’s deferred tax assets for the years ended December 31, 2021 and 2020 consisted of the following:

(In thousands)	2021	2020
Net operating loss carryforwards	$43,087	$24,924
Amortizable assets	180	6
Equity compensation	841	50
Salaries and wages	1,277	1,048
Deferred revenue	101	861
Operating lease liability	613	612
Other	69	303
Total deferred tax assets	46,168	27,804
Less: valuation allowance	(39,777)	(25,316)
Net deferred tax asset	6,391	2,488
Operating lease ROU	(524)	(545)
Fixed assets	(5,867)	(1,943)
Total deferred tax liabilities	(6,391)	(2,488)
Net deferred tax assets (liabilities)	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward

The following table summarizes the reconciliation of the unrecognized tax benefits activity during the years ended December 31, 2021 and 2020 (in thousands):

(In thousands)	2021	2020
Unrecognized tax benefits – beginning	$240	$240
Gross increases – tax positions in prior period	—	—
Gross decreases – tax positions in prior period	—	—
Gross increase – current-period tax positions	—	—
Gross decrease – current-period tax positions	—	—
Settlements	—	—
Lapse of statute of limitations	—	—
Unrecognized tax benefits – ending	$240	$240